Brown Advisory - WMC Strategic European Equity Fund
Schedule of Investments
March 31, 2020 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 96.9%
Austria - 0.4%
78,333	Porr AG	1,285,624
Belgium - 4.2%
153,713	UCB S.A.	13,152,033
Denmark - 2.0%
11,581	ALK-Abello A/S*	2,583,442
20,725	DSV Panalpina A/S	1,884,505
28,532	Netcompany Group A/S*	1,310,438
102,041	Spar Nord Bank A/S	616,011
		6,394,396
Finland - 0.7%
38,546	Kone OYJ	2,158,606
France - 10.9%
49,435	Amundi S.A.	2,860,283
446,221	Elior Group S.A.	2,920,813
593,872	Elis S.A.	5,595,985
131,995	Legrand S.A.	8,418,906
52,116	Pernod Ricard S.A.	7,397,158
65,692	Safran S.A.	5,820,128
6,090	Virbac S.A.*	1,069,895
		34,083,168
Germany - 14.6%
39,107	Beiersdorf AG	3,937,718
143,425	Brenntag AG	5,210,941
221,159	Fresenius SE & Co. KGaA	8,234,350
14,396	Hannover Rueck SE	2,032,800
34,270	Knorr-Bremse AG	3,012,883
85,241	Merck KGaA	8,606,118
124,104	Siemens Healthineers AG	4,797,435
287,147	United Internet AG	8,349,640
37,029	Washtec AG	1,465,292
		45,647,177
Italy - 0.4%
8,794	DiaSorin S.p.A.	1,159,175
Netherlands - 7.7%
9,924	ASML Holding NV	2,616,115
51,943	BE Semiconductor Industries NV	1,590,852
115,983	Heineken NV	9,842,780
143,405	QIAGEN NV*	5,790,291
60,019	Wolters Kluwer NV	4,256,014
		24,096,052
Portugal - 1.7%
295,671	Jeronimo Martins SGPS S.A.	5,336,609
Spain - 2.8%
234,692	Almirall S.A.	2,714,563
77,521	Laboratorios Farmaceuticos Rovi S.A.	1,903,421
82,540	Masmovil Ibercom S.A.*	1,302,350
50,703	Viscofan S.A.	2,776,163
		8,696,497
Sweden - 13.3%
563,340	Alfa Laval AB	9,644,934
322,055	Assa Abloy AB	6,012,351
38,406	Atlas Copco AB	1,277,163
666,491	Cloetta AB	1,572,369
980,078	Epiroc AB	9,684,618
212,486	Hexpol AB	1,255,433
138,536	Swedish Match AB	7,843,861
413,120	Trelleborg AB	4,395,024
		41,685,753
Switzerland - 15.0%
6,408	Geberit AG	2,807,855
1,438	INFICON Holding AG	913,676
262,416	Julius Baer Group, Ltd.	8,790,272
33,539	Kuehne & Nagel International AG	4,568,703
203,942	Novartis AG	16,824,978
1,425,042	UBS Group AG	13,062,099
		46,967,583
United Kingdom - 23.2%
646,433	Beazley PLC	3,118,204
274,587	Bunzl PLC	5,496,297
221,355	Compass Group PLC	3,448,728
684,472	ConvaTec Group PLC	1,573,767
165,070	Diageo PLC	5,234,279
1,200,841	Electrocomponents PLC	7,645,344
764,557	GlaxoSmithKline PLC	14,346,242
302,060	IMI PLC	2,788,487
733,350	Prudential PLC	9,188,743
939,701	Rotork PLC	2,486,255
480,037	Smith & Nephew PLC	8,456,559
250,435	Smiths Group PLC	3,775,846
113,841	Softcat PLC	1,449,608
126,895	Spectris PLC	3,823,201
		72,831,560
Total Common Stocks (Cost $318,200,733)		303,494,233

Preferred Stocks - 0.9%
Germany - 0.9%
76,938	Fuchs Petrolub SE	2,744,431
Total Preferred Stocks (Cost $3,100,869)		2,744,431

Short-Term Investments - 1.2%
Money Market Funds - 1.2%
3,784,659	First American Government Obligations Fund - Class Z, 0.39%#	3,784,659
Total Short-Term Investments (Cost $3,784,659)		3,784,659
Total Investments - 99.0% (Cost $325,086,261)		310,023,323
Other Assets in Excess of Liabilities - 1.0%		3,048,625
NET ASSETS - 100.0%		$313,071,948

* Non-Income Producing
# Annualized seven-day yield as of the date of this report.

Various inputs may be used to determine the value of the Fund's investments. These inputs are summarized in three broad levels. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

As of the date of this report, the Fund's investments were categorized as follows:

	Level 1	Level 2	Level 3
Common Stocks	$5,790,291	$297,703,942	$-
Preferred Stocks	-	2,744,431	-
Short-Term Investments	3,784,659	-	-
Total Investments	$9,574,950	$300,448,373	$-